Assets and liabilities of operating segments (Tables)	12 Months Ended
Dec. 31, 2019
Assets and liabilities of operating segments
Summarized equity position of reportable operating segments

	December 31, 2019
		Linx Pay
		Meios de
		Pagamento
	Software	Ltda.	Eliminations	Total consolidated
Assets
Current assets	1,193,336	112,679	(6,045)	1,299,970
Non-current assets	1,292,217	30,930	(59,174)	1,263,973
Total assets	2,485,553	143,609	(65,219)	2,563,943

Liabilities
Current liabilities	284,775	91,117	(6,045)	369,847
Non-current liabilities	410,934	2,837	(9,519)	404,252
Shareholders' equity	1,789,844	49,655	(49,655)	1,789,844
Total liabilities and shareholders' equity	2,485,553	143,609	(65,219)	2,563,943

	December 31, 2018
		Linx Pay
		Meios de
		Pagamento
	Software	Ltda.	Eliminations	Total consolidated
Assets
Current assets	696,798	2,830	(1,124)	698,504
Non-current assets	947,887	1,118	167	949,172
Total assets	1,644,685	3,948	(957)	1,647,676

Liabilities
Current liabilities	217,709	4,115	(1,124)	220,700
Non-current liabilities	369,767	—	—	369,767
Shareholders' equity	1,057,209	(167)	167	1,057,209
Total liabilities and shareholders' equity	1,644,685	3,948	(957)	1,647,676

	December 31, 2019
		Linx Pay
		Meios de
		Pagamento		Total
	Software	Ltda.	Eliminations	consolidated
Cash flows arising from:
Operating activities	141,985	(10,114)	—	131,781
Investing activities	(667,302)	(21,745)	41,000	(648,047)
Financing activities	545,678	41,000	(41,000)	545,678

	December 31, 2018
		Linx Pay
		Meios de
		Pagamento
	Software	Ltda.	Eliminations	Total consolidated
Cash flows arising from:
Operating activities	97,785	(86)	—	97,699
Investing activities	(34,797)	(557)	995	(34,359)
Financing activities	(53,971)	995	(995)	(53,971)